Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Emerging Markets Portfolio

December 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.1%
Financials – 25.5%
Banks – 18.7%
Agricultural Bank of China Ltd. - Class H	34,445,000	$12,615,193
Bandhan Bank Ltd.(a) (b)	1,754,425	9,676,129
Bank BTPN Syariah Tbk PT	7,965,200	2,127,533
Bank Central Asia Tbk PT	1,458,000	3,514,552
Bank for Foreign Trade of Vietnam JSC	2,539,050	10,789,872
Bank Negara Indonesia Persero Tbk PT	14,823,000	6,527,106
Bank of the Philippine Islands	3,779,880	6,396,539
Bank Polska Kasa Opieki SA(a)	357,340	5,869,474
BDO Unibank, Inc.	486,890	1,084,041
Capitec Bank Holdings Ltd.(a)	131,342	12,844,624
China Construction Bank Corp. - Class H	26,861,000	20,260,684
City Union Bank Ltd.	656,375	1,624,111
Credicorp Ltd.	83,810	13,746,516
Grupo Financiero Banorte SAB de CV - Class O(a)	281,540	1,551,339
Hana Financial Group, Inc.	520,340	16,573,530
HDFC Bank Ltd.(a)	749,082	14,776,365
ICICI Bank Ltd.(a)	1,493,529	10,960,941
Industrial Bank Co., Ltd. - Class A	1,801,193	5,752,623
Itau Unibanco Holding SA (ADR)	3,520,620	21,440,576
Kasikornbank PCL	1,222,600	4,652,083
KB Financial Group, Inc.	495,397	19,675,689
Metropolitan Bank & Trust Co.	5,523,200	5,642,770
OTP Bank Nyrt(a)	153,590	6,921,467
Regional SAB de CV(a)	477,856	2,210,200
Sberbank of Russia PJSC (Sponsored ADR)	2,181,040	31,625,080
Shinhan Financial Group Co., Ltd.(a)	243,390	7,222,125
State Bank of India(a)	1,744,937	6,566,530
TCS Group Holding PLC (GDR)(b)	332,890	10,952,081

		273,599,773

Capital Markets – 0.8%
Banco BTG Pactual SA	347,900	6,287,881
China Everbright Ltd.	2,536,000	3,396,328
New Frontier Health Corp.(a)	302,450	2,601,070

		12,285,279

Consumer Finance – 1.5%
Manappuram Finance Ltd.	2,947,023	6,699,656
Muangthai Capital PCL(a)	3,828,000	7,538,451
Muthoot Finance Ltd.	462,408	7,642,401

		21,880,508

Diversified Financial Services – 0.5%
Fubon Financial Holding Co., Ltd.	3,521,000	5,863,710
Metro Pacific Investments Corp.	21,438,000	1,913,699

		7,777,409

Insurance – 2.6%
AIA Group Ltd.	1,567,400	19,100,522
ICICI Lombard General Insurance Co., Ltd.(a) (b)	35,761	746,837
PICC Property & Casualty Co., Ltd. - Class H	3,757,000	2,842,228

Company	Shares	U.S. $ Value

Ping An Insurance Group Co. of China Ltd. - Class H	1,164,000	$14,165,429
TQM Corp. PCL	315,300	1,415,482

		38,270,498

Thrifts & Mortgage Finance – 1.4%
Housing Development Finance Corp., Ltd.	604,739	21,115,554

		374,929,021

Information Technology – 22.3%
Electronic Equipment, Instruments & Components – 1.3%
Elite Material Co., Ltd.	161,000	902,442
Samsung SDI Co., Ltd.	15,200	8,809,122
Sinbon Electronics Co., Ltd.	1,273,000	9,813,533

		19,525,097

IT Services – 1.6%
FPT Corp.	88,044	225,260
GDS Holdings Ltd. (ADR)(a)	77,210	7,229,944
Globant SA(a)	3,570	776,868
Locaweb Servicos de Internet SA(b)	96,600	1,502,780
My EG Services Bhd	23,027,000	11,022,082
Network International Holdings PLC(a) (b)	413,747	1,864,221
NHN KCP Corp.	21,838	1,378,342

		23,999,497

Semiconductors & Semiconductor Equipment – 12.1%
ASMedia Technology, Inc.	12,000	672,311
ASPEED Technology, Inc.	37,000	2,263,082
Broadcom, Inc.	24,670	10,801,759
eMemory Technology, Inc.	53,000	1,125,087
Entegris, Inc.	19,880	1,910,468
Koh Young Technology, Inc.	24,260	2,347,209
LEENO Industrial, Inc.	18,330	2,279,597
MediaTek, Inc.	667,000	17,787,071
Micron Technology, Inc.(a)	142,590	10,719,916
Nanya Technology Corp.	5,275,000	16,354,064
Parade Technologies Ltd.	33,000	1,306,513
Realtek Semiconductor Corp.	140,000	1,950,401
Silergy Corp.	21,000	1,807,295
SK Hynix, Inc.(a)	298,888	32,647,077
Taiwan Semiconductor Manufacturing Co., Ltd.	3,200,706	60,549,232
United Microelectronics Corp.	5,555,000	9,342,189
Win Semiconductors Corp.	115,000	1,419,488
WONIK IPS Co., Ltd.(a)	52,100	2,126,040

		177,408,799

Software – 0.4%
Beijing Thunisoft Corp., Ltd. - Class A	357,180	1,304,964
Douzone Bizon Co., Ltd.	20,960	2,008,184
Weimob, Inc.(a) (b)	1,118,000	2,015,422

		5,328,570

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 6.9%
Samsung Electronics Co., Ltd.	1,217,810	$90,940,532
Samsung Electronics Co., Ltd. (Preference Shares)	145,600	9,877,058

		100,817,590

		327,079,553

Consumer Discretionary – 17.2%
Auto Components – 0.1%
Balkrishna Industries Ltd.	83,829	1,895,446

Automobiles – 3.8%
Ford Otomotiv Sanayi AS	324,230	5,501,439
Guangzhou Automobile Group Co., Ltd. - Class H	9,780,000	10,907,265
Hyundai Motor Co.(a)	68,770	12,189,686
Kia Motors Corp.	284,590	16,397,150
Maruti Suzuki India Ltd.	58,427	6,133,598
SAIC Motor Corp., Ltd.	1,346,644	5,038,993

		56,168,131

Diversified Consumer Services – 1.7%
Fu Shou Yuan International Group Ltd.	9,648,500	9,069,253
New Oriental Education & Technology Group, Inc. (Sponsored ADR)(a)	66,451	12,347,260
YDUQS Participacoes SA	469,000	2,980,787

		24,397,300

Hotels, Restaurants & Leisure – 2.3%
Galaxy Entertainment Group Ltd.	591,000	4,600,661
Melco Resorts & Entertainment Ltd. (ADR)	261,320	4,847,486
MGM China Holdings Ltd.	686,800	1,181,088
OPAP SA	1,761,718	23,554,060

		34,183,295

Internet & Direct Marketing Retail – 6.1%
Alibaba Group Holding Ltd.(a)	1,171,480	34,071,914
Allegro.eu SA(a) (b)	4,813	109,126
Despegar.com Corp.(a)	420,108	5,381,584
JD Health International, Inc.(a) (b)	14,800	286,361
JD.com, Inc. - Class A(a)	794,090	34,973,617
momo.com, Inc.	30,000	680,802
Naspers Ltd. - Class N	69,890	14,311,697

		89,815,101

Multiline Retail – 0.7%
Lojas Renner SA	882,970	7,424,464
Poya International Co., Ltd.	70,000	1,436,401
Trent Ltd.	102,088	960,713

		9,821,578

Specialty Retail – 0.7%
Ace Hardware Indonesia Tbk PT	16,015,700	1,957,492
China Meidong Auto Holdings Ltd.	328,000	1,335,151
JUMBO SA	56,740	978,482
Petrobras Distribuidora SA	331,500	1,414,676
Wilcon Depot, Inc.	4,232,200	1,492,560
Zhongsheng Group Holdings Ltd.	482,000	3,443,084

		10,621,445

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 1.8%
Fila Holdings Corp.	45,230	$1,824,029
Li Ning Co., Ltd.	296,500	2,040,261
Samsonite International SA(a) (b)	12,207,900	21,682,454

		25,546,744

		252,449,040

Industrials – 7.4%
Airlines – 0.2%
Copa Holdings SA - Class A	42,581	3,288,531

Building Products – 0.1%
Kajaria Ceramics Ltd.	202,602	1,953,398

Commercial Services & Supplies – 2.0%
A-Living Smart City Services Co., Ltd. - Class H(b)	4,145,500	18,399,988
Ever Sunshine Lifestyle Services Group Ltd.(b)	354,000	777,443
Sunny Friend Environmental Technology Co., Ltd.	1,254,000	10,414,492

		29,591,923

Construction & Engineering – 0.1%
Voltas Ltd.	159,039	1,788,084

Electrical Equipment – 0.3%
Bizlink Holding, Inc.	81,000	704,210
Voltronic Power Technology Corp.	79,258	3,166,955

		3,871,165

Industrial Conglomerates – 0.3%
Bidvest Group Ltd. (The)	408,100	4,369,662

Machinery – 1.5%
Airtac International Group	66,000	2,121,281
Escorts Ltd.	72,975	1,270,343
Weichai Power Co., Ltd. - Class H	5,311,000	10,678,903
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class H	7,136,800	8,563,628

		22,634,155

Professional Services – 1.5%
Centre Testing International Group Co., Ltd. - Class A	464,856	1,945,209
HeadHunter Group PLC (ADR)	339,429	10,267,727
L&T Technology Services Ltd.(b)	221,794	7,110,657
NICE Information Service Co., Ltd.	57,270	1,309,941
Sporton International, Inc.	142,300	1,360,543

		21,994,077

Road & Rail – 0.7%
Globaltrans Investment PLC (Sponsored GDR)(b)	1,565,431	9,357,467
Rumo SA(a)	234,100	865,784

		10,223,251

Company	Shares	U.S. $ Value

Trading Companies & Distributors – 0.2%
Barloworld Ltd.	448,620	$2,781,169

Transportation Infrastructure – 0.5%
Grupo Aeroportuario del Centro Norte SAB de CV(a)	289,650	1,868,508
Jiangsu Expressway Co., Ltd. - Class H	4,384,000	4,903,496

		6,772,004

		109,267,419

Communication Services – 5.8%
Diversified Telecommunication Services – 0.5%
Telkom Indonesia Persero Tbk PT	29,802,500	7,026,381

Entertainment – 1.4%
HUYA, Inc. (ADR)(a)	309,180	6,161,957
NCSoft Corp.	15,880	13,633,793

		19,795,750

Interactive Media & Services – 3.1%
Info Edge India Ltd.	23,161	1,520,722
Tencent Holdings Ltd.	621,000	44,683,291

		46,204,013

Wireless Telecommunication Services – 0.8%
Bharti Airtel Ltd.	595,948	4,160,235
China Mobile Ltd.	704,500	4,015,966
Safaricom PLC	11,890,170	3,718,166

		11,894,367

		84,920,511

Energy – 5.0%
Oil, Gas & Consumable Fuels – 5.0%
Ecopetrol SA (Sponsored ADR)	510,233	6,587,108
LUKOIL PJSC (Sponsored ADR)	209,679	14,333,657
PetroChina Co., Ltd. - Class H	14,214,000	4,401,273
Petroleo Brasileiro SA (ADR)	1,760,191	19,766,945
Petroleo Brasileiro SA (Preference Shares)	4,200,400	22,803,382
Petronet LNG Ltd.	872,563	2,958,875
Reliance Industries Ltd.	75,801	2,058,827

		72,910,067

Materials – 3.8%
Chemicals – 1.4%
Atul Ltd.	16,202	1,426,211
Berger Paints India Ltd.	174,472	1,813,641
LG Chem Ltd.	5,940	4,516,873
Orbia Advance Corp. SAB de CV	2,464,670	5,795,216
PI Industries Ltd.	55,392	1,664,814
Pidilite Industries Ltd.	81,440	1,968,396
Sociedad Quimica y Minera de Chile SA (Sponsored ADR)	27,530	1,351,448
SRF Ltd.	24,241	1,846,873

		20,383,472

Company	Shares	U.S. $ Value

Construction Materials – 0.8%
Anhui Conch Cement Co., Ltd. - Class H	1,404,000	$8,798,958
Grupo Cementos de Chihuahua SAB de CV	465,630	2,820,057

		11,619,015

Metals & Mining – 1.6%
Antofagasta PLC	366,680	7,193,956
First Quantum Minerals Ltd.	391,970	7,036,306
Hoa Phat Group JSC	1,323,400	2,382,621
KGHM Polska Miedz SA(a)	39,126	1,927,370
Polyus PJSC (GDR)(b)	48,370	4,875,291

		23,415,544

		55,418,031

Utilities – 3.1%
Electric Utilities – 1.6%
Centrais Eletricas Brasileiras SA	372,700	2,653,278
Centrais Eletricas Brasileiras SA (Preference Shares)	22,500	161,461
Equatorial Energia SA	2,737,800	12,266,561
Power Grid Corp. of India Ltd.	3,212,841	8,293,133

		23,374,433

Gas Utilities – 1.5%
China Resources Gas Group Ltd.	284,000	1,509,585
ENN Energy Holdings Ltd.	226,000	3,317,612
GAIL India Ltd.	6,078,086	10,286,782
Kunlun Energy Co., Ltd.	7,842,000	6,796,539

		21,910,518

		45,284,951

Health Care – 2.6%
Biotechnology – 0.2%
Amicogen, Inc.(a)	35,620	1,262,204
Zai Lab Ltd. (ADR)(a)	14,830	2,007,092

		3,269,296

Health Care Equipment & Supplies – 0.1%
Yestar Healthcare Holdings Co., Ltd.(a)	5,590,000	865,275

Health Care Providers & Services – 1.2%
Dr. Lal PathLabs Ltd.(b)	60,725	1,914,644
Notre Dame Intermedica Participacoes SA	147,000	2,228,318
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	3,430,800	6,035,889
Universal Vision Biotechnology Co., Ltd.	929,000	7,913,693

		18,092,544

Health Care Technology – 0.5%
Alibaba Health Information Technology Ltd.(a)	2,284,000	6,760,678

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 0.2%
Divi’s Laboratories Ltd.	36,343	$1,909,418
Hangzhou Tigermed Consulting Co., Ltd. - Class A	58,854	1,453,230

		3,362,648

Pharmaceuticals – 0.4%
Genomma Lab Internacional SAB de CV - Class B(a)	1,991,170	1,874,148
Richter Gedeon Nyrt	87,570	2,197,618
Yuhan Corp.	30,439	2,107,694

		6,179,460

		38,529,901

Consumer Staples – 2.6%
Food & Staples Retailing – 0.8%
BGF retail Co., Ltd.	14,030	1,752,629
GS Retail Co., Ltd.	52,260	1,659,368
Raia Drogasil SA	348,500	1,675,266
X5 Retail Group NV (GDR)(b)	189,820	6,856,298

		11,943,561

Food Products – 1.1%
Industrias Bachoco SAB de CV	900,128	3,393,432
Minerva SA/Brazil	2,144,600	4,199,965
WH Group Ltd.(b)	9,088,000	7,620,760

		15,214,157

Household Products – 0.7%
C&S Paper Co., Ltd.	3,317,861	10,598,759

		37,756,477

Real Estate – 1.8%
Equity Real Estate Investment Trusts (REITs) – 0.2%
Fibra Uno Administracion SA de CV	1,719,800	1,945,411

Real Estate Management & Development – 1.6%
Ayala Land, Inc.	3,702,400	3,154,827
CIFI Holdings Group Co., Ltd.	7,724,000	6,545,378
Midea Real Estate Holding Ltd.(b)	1,653,800	3,689,340
Times China Holdings Ltd.	4,993,000	6,952,071
Vincom Retail JSC(a)	2,551,433	3,476,729

		23,818,345

		25,763,756

Total Common Stocks (cost $1,105,651,066)		1,424,308,727

EQUITY LINKED NOTES – 2.0%
Information Technology – 1.3%
Electronic Equipment, Instruments & Components – 1.3%
FPT Corp., Macquarie Bank Ltd., expiring 03/31/2021(a)	7,611,184	19,487,531

Company	Shares	U.S. $ Value

Real Estate – 0.5%
Real Estate Management & Development – 0.5%
Vincom Retail JSC, Macquarie Bank Ltd., expiring 03/21/2021(a)	5,377,374	$7,315,046

Consumer Discretionary – 0.2%
Specialty Retail – 0.2%
Mobile World Investment Corp., Macquarie Bank Ltd., expiring 03/21/2021(a)	451,986	2,328,220

Financials – 0.0%
Banks – 0.0%
Bank for Foreign Trade of Vietnam JSC, Macquarie Bank Ltd., expiring 06/07/2021(a)	149,890	635,730

Total Equity Linked Notes (cost $24,260,993)		29,766,527

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.03%(c) (d) (e) (cost $9,620,615)	9,620,615	9,620,615

Total Investments – 99.7% (cost $1,139,532,674)(f)		1,463,695,869
Other assets less liabilities – 0.3%		3,797,597

Net Assets – 100.0%		$1,467,493,466

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	2,164	ZAR	31,777	02/04/2021	$(10,422)
Barclays Bank PLC	USD	11,194	KRW	12,400,722	01/14/2021	204,387
Barclays Bank PLC	INR	189,479	USD	2,528	01/15/2021	(63,652)
Barclays Bank PLC	USD	7,976	INR	590,658	01/15/2021	103,285
Barclays Bank PLC	RUB	212,332	USD	2,881	01/22/2021	13,355
Barclays Bank PLC	USD	10,128	MYR	41,170	03/25/2021	155,208
BNP Paribas SA	INR	378,709	USD	5,106	01/15/2021	(74,083)
BNP Paribas SA	RUB	417,042	USD	5,548	01/22/2021	(83,983)
BNP Paribas SA	ZAR	44,001	USD	2,906	02/04/2021	(76,159)
Citibank, NA	BRL	148,308	USD	28,581	01/05/2021	28,613
Citibank, NA	USD	28,539	BRL	148,308	01/05/2021	13,736
Citibank, NA	KRW	39,980,958	USD	35,229	01/14/2021	(1,520,361)
Citibank, NA	PEN	16,877	USD	4,701	01/14/2021	38,800
Citibank, NA	USD	8,468	PEN	30,500	01/14/2021	(42,104)
Citibank, NA	USD	9,102	INR	673,873	01/15/2021	115,625
Citibank, NA	USD	21,466	TWD	602,023	01/27/2021	28,982
Citibank, NA	USD	158,822	CNY	1,039,775	02/10/2021	381,963
Deutsche Bank AG	PEN	7,477	USD	2,070	01/14/2021	4,288
Deutsche Bank AG	USD	7,491	INR	555,454	01/15/2021	106,133
Deutsche Bank AG	EUR	14,386	USD	17,551	03/17/2021	(52,569)
Goldman Sachs Bank USA	BRL	148,308	USD	28,539	01/05/2021	(13,736)
Goldman Sachs Bank USA	USD	27,983	BRL	148,308	01/05/2021	569,975
Goldman Sachs Bank USA	KRW	8,639,873	USD	7,787	01/14/2021	(154,250)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	USD	2,889	KRW	3,153,659	01/14/2021	$9,830
Goldman Sachs Bank USA	INR	490,248	USD	6,600	01/15/2021	(105,484)
Goldman Sachs Bank USA	USD	1,452	INR	107,066	01/15/2021	12,271
Goldman Sachs Bank USA	RUB	264,840	USD	3,617	01/22/2021	40,295
Goldman Sachs Bank USA	RUB	2,667,345	USD	34,632	01/22/2021	(1,389,024)
Goldman Sachs Bank USA	USD	7,577	RUB	580,087	01/22/2021	256,785
Goldman Sachs Bank USA	TWD	762,459	USD	27,063	01/27/2021	(160,475)
Goldman Sachs Bank USA	BRL	148,308	USD	27,971	02/02/2021	(572,874)
Goldman Sachs Bank USA	EUR	2,023	USD	2,477	03/17/2021	1,325
JPMorgan Chase Bank, NA	USD	3,468	KRW	3,841,486	01/14/2021	62,677
JPMorgan Chase Bank, NA	INR	140,363	USD	1,870	01/15/2021	(49,498)
JPMorgan Chase Bank, NA	USD	5,759	INR	427,428	01/15/2021	87,340
Morgan Stanley Capital Services, Inc.	CLP	1,506,627	USD	1,981	01/14/2021	(139,404)
Morgan Stanley Capital Services, Inc.	PEN	6,146	USD	1,706	01/14/2021	7,821
Morgan Stanley Capital Services, Inc.	PHP	342,985	USD	7,106	01/14/2021	(31,914)
Morgan Stanley Capital Services, Inc.	USD	1,986	CLP	1,506,627	01/14/2021	134,574
Morgan Stanley Capital Services, Inc.	USD	4,654	KRW	5,208,931	01/14/2021	133,491
Morgan Stanley Capital Services, Inc.	INR	149,828	USD	2,001	01/15/2021	(48,009)
Morgan Stanley Capital Services, Inc.	RUB	391,743	USD	5,303	01/22/2021	12,925
Morgan Stanley Capital Services, Inc.	USD	5,702	TWD	160,436	01/27/2021	25,967
Morgan Stanley Capital Services, Inc.	USD	2,973	MXN	61,051	02/25/2021	77,172
Natwest Markets PLC	INR	1,005,852	USD	13,494	01/15/2021	(263,935)
Natwest Markets PLC	CNY	18,779	USD	2,866	02/10/2021	(9,328)
Natwest Markets PLC	HKD	66,593	USD	8,591	02/24/2021	(442)
Societe Generale	HKD	222,620	USD	28,719	02/24/2021	(2,009)
State Street Bank & Trust Co.	THB	43,484	USD	1,460	01/07/2021	8,488
State Street Bank & Trust Co.	THB	82,027	USD	2,733	01/07/2021	(4,999)
State Street Bank & Trust Co.	USD	16,210	THB	497,144	01/07/2021	383,734
State Street Bank & Trust Co.	USD	14,252	ZAR	220,726	02/04/2021	706,246
State Street Bank & Trust Co.	ZAR	32,363	USD	2,093	02/04/2021	(99,960)
State Street Bank & Trust Co.	USD	4,392	CNY	28,631	02/10/2021	(8,497)
State Street Bank & Trust Co.	AED	18,369	USD	4,999	02/17/2021	(1,066)
State Street Bank & Trust Co.	USD	2,500	AED	9,184	02/17/2021	16
State Street Bank & Trust Co.	USD	2,500	AED	9,185	02/17/2021	(59)

						$ (1,252,989)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate market value of these securities amounted to $109,437,299 or 7.5% of net assets.

(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	Affiliated investments.

(f)

As of December 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $353,375,458 and gross unrealized depreciation of investments was $(30,465,252), resulting in net unrealized appreciation of $322,910,206.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AED – United Arab Emirates Dirham

BRL – Brazilian Real

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

EUR – Euro

HKD – Hong Kong Dollar

INR – Indian Rupee

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

PEN – Peruvian Sol

PHP – Philippine Peso

RUB – Russian Ruble

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

JSC – Joint Stock Company

PJSC – Public Joint Stock Company

COUNTRY BREAKDOWN1

December 31, 2020 (unaudited)

24.4%	China
17.2%	South Korea
10.6%	Taiwan
9.7%	India
7.4%	Brazil
6.0%	Russia
3.2%	Vietnam
3.1%	United States
2.4%	Hong Kong
2.3%	South Africa
1.7%	Greece
1.5%	Mexico
1.4%	Indonesia
8.4%	Other
0.7%	Short-Term

100.0%	Total Investments

1

All data are as of December 31, 2020. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.3% or less in the following: Argentina, Canada, Chile, Colombia, Hungary, Kenya, Macau, Malaysia, Panama, Peru, Philippines, Poland, Thailand, Turkey and United Arab Emirates.

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

December 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2020:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Financials	$88,778,945	$286,150,076		$—	$374,929,021
Information Technology	31,438,955	295,640,598		—	327,079,553
Consumer Discretionary	22,971,817	229,477,223		—	252,449,040
Industrials	25,436,108	83,831,311		—	109,267,419
Communication Services	6,161,957	78,758,554		—	84,920,511
Energy	40,687,710	32,222,357		—	72,910,067
Materials	17,003,027	38,415,004		—	55,418,031
Utilities	—	45,284,951		—	45,284,951
Health Care	4,746,515	33,783,386		—	38,529,901
Consumer Staples	10,249,730	27,506,747		—	37,756,477
Real Estate	1,945,411	23,818,345		—	25,763,756
Equity Linked Notes	—	29,766,527		—	29,766,527
Short-Term Investments	9,620,615	—		—	9,620,615

Total Investments in Securities	259,040,790	1,204,655,079	(a)	—	1,463,695,869
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	3,725,307		—	3,725,307
Liabilities:
Forward Currency Exchange Contracts	—	(4,978,296)		—	(4,978,296)

Total	$259,040,790	$1,203,402,090		$—	$1,462,442,880

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2020 is as follows:

Portfolio	Market Value 09/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$28,862	$123,099	$142,340	$9,621	$2